Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund, Voya Securitized Credit Fund, Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Securitized Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Securitized Credit Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target In-Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target In-Retirement Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2020 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2025 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2030 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2035 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2040 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2045 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2050 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2055 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Target Retirement 2060 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class I, and Class P shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.